Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions
Additions	$ 523
CyberLink
Related Party Transactions
Additions	400	$ 0
ClinJeff
Related Party Transactions
Additions	0	82
Total for all related parties
Related Party Transactions
Additions	$ 400	$ 82